Label	Element	Value
Collaboration Liabilities	inpha_CollaborationLiabilities	€ 40,415,000
Collaboration Liabilities	inpha_CollaborationLiabilities	46,686,000
Change In Working Capital	inpha_ChangeInWorkingCapital	58,660,000
Change In Working Capital	inpha_ChangeInWorkingCapital	68,543,000
Trade and other receivables	ifrs-full_TradeAndOtherReceivables	51,635,000
Trade and other receivables	ifrs-full_TradeAndOtherReceivables	48,241,000
Deferred income including contract liabilities	ifrs-full_DeferredIncomeIncludingContractLiabilities	37,913,000
Deferred income including contract liabilities	ifrs-full_DeferredIncomeIncludingContractLiabilities	43,973,000
Trade and other payables	ifrs-full_TradeAndOtherPayables	28,573,000
Trade and other payables	ifrs-full_TradeAndOtherPayables	€ 29,519,000